Note 6 - Indebtedness (Tables)	3 Months Ended
Mar. 31, 2020
Notes Tables
Schedule of Short-term Debt [Table Text Block]
	March 31, 2020	December 31, 2019
	Term Debt	Term Debt
Loan principal Amount	$97	$126
Deferred Financing Costs	51	51
Accumulated Amortization	(44)	(41)
Unamortized balance	7	10
Discount on Debt	-	-
Accumulated Amortization	-	-
Unamortized balance	-	-
Loan carrying amounts, net	$90	$116